Statutory capital and surplus	12 Months Ended
Dec. 31, 2019
Statutory capital and surplus
Statutory capital and surplus
Statutory capital and surplus
Sirius Group's insurance and reinsurance operations are subject to regulation and supervision in each of the jurisdictions where they are domiciled and licensed to conduct business. Generally, regulatory authorities have broad supervisory and administrative powers over such matters as licenses, standards of solvency, premium rates, policy forms, investments, security deposits, methods of accounting, form and content of financial statements, reserves for unpaid loss and LAE, reinsurance, minimum capital and surplus requirements, dividends and other distributions to shareholders, periodic examinations, and annual and other report filings. In general, such regulation is for the protection of policyholders rather than shareholders.
Non-U.S.
The Insurance Act 1978 of Bermuda and related regulations, as amended ("Insurance Act"), regulates the insurance business of Bermuda-domiciled insurers and reinsurers. The Insurance Act imposes solvency and liquidity standards on Bermuda insurance companies, as well as auditing and reporting requirements. The Bermuda Monetary Authority ("BMA"), a Solvency II-equivalent regulatory regime, has confirmed that it will act as the primary group supervisor effective July 1, 2016 and has designated Sirius Bermuda as the designated insurer. Therefore, Sirius Group is subject to the BMA's group supervision and solvency rules. Under the Insurance Act, insurers and reinsurers are required to maintain minimum statutory capital and surplus at a level equal to the greater of a minimum solvency margin ("MSM") and the Enhanced Capital Requirement ("ECR") which is established by reference to either a Bermuda Solvency Capital Requirement ("BSCR") model or an approved internal capital model. The BSCR model is a risk-based capital model that provides a method for determining an insurer's minimum required capital taking into account the risk characteristics of different aspects of the company's business. As of December 31, 2019, the eligible capital for Sirius Group exceeded the required capital as measured by the BSCR model.
Management has also evaluated the group and principal operating subsidiaries' ability to maintain adequate levels of statutory capital, liquidity, and rating agency capital and believes they will be able to do so. In performing this analysis, management has considered the most recent statutory capital position of each of the principal operating subsidiaries as well as the group overall, through its holding companies as a result of BMA group regulation. In addition, management has evaluated the ability of the holding companies to allocate capital and liquidity around the group as and when needed.
Sirius Group has two Bermuda based insurance subsidiaries: Sirius Bermuda, a Class 4 insurer, and Alstead Re, a Class 3A insurer. Each of these Bermuda insurance subsidiaries are registered under the Insurance Act and are subject to regulation and supervision of the BMA. The BSCR and actual statutory capital and surplus for Sirius Bermuda and Alstead Re as of December 31, 2019 has not been determined as of the filing of this Annual Report on Form 10-K. The BSCR for Sirius Bermuda and Alstead Re as of December 31, 2018 was $839.1 million and $2.5 million, respectively. Actual statutory capital and surplus of the Bermuda based insurance subsidiaries as of December 31, 2018 was $2.2 billion. In addition, the Bermuda based insurance subsidiaries are required to maintain a minimum liquidity ratio. As of December 31, 2019, all liquidity ratio requirements were met.
Sirius International is subject to regulation and supervision by the Swedish Financial Supervisory Authority ("SFSA"). Sirius International's total regulatory capital as of December 31, 2019 was $1.6 billion. In accordance with SFSA regulations, Sirius International holds restricted equity of $1.2 billion as a component of Swedish regulatory capital. This restricted equity cannot be paid as dividends. Under Solvency II, the SFSA also acts as the European Economic Area group supervisor, with Sirius International UK Holding Ltd. ("SIUK") serving as the highest European entity subject to the SFSA's group supervision. Solvency II regulation in Europe gives the SFSA the option to waive European-level group supervision if certain legal requirements are met. As of December 31, 2019, the SFSA has not exercised this option.
The financial services industry in the United Kingdom is dual-regulated by the Financial Conduct Authority and the Prudential Regulation Authority (collectively, the "U.K. Regulators"). The U.K. Regulators regulate insurers, insurance intermediaries and Lloyd's. The U.K. Regulators and Lloyd's have common objectives in ensuring that the Lloyd's market is appropriately regulated. Lloyd's is required to implement certain rules prescribed by the U.K. Regulators by the powers it has under the Lloyd's Act of 1982 relating to the operation of the Lloyd's market. In addition, each year the U.K. Regulators require Lloyd's to satisfy an annual solvency test that measures whether Lloyd's has sufficient assets in the aggregate to meet all the outstanding liabilities of its members.
Lloyd's permits its corporate and individual members ("Members") to underwrite insurance risks through Lloyd's syndicates. Members of Lloyd's may participate in a syndicate for one or more underwriting years by providing capital to support the syndicate's underwriting. All syndicates are managed by Lloyd's approved managing agents. Managing agents receive fees and profit commissions in respect of the underwriting and administrative services they provide to the syndicates. Lloyd's prescribes, in respect of its managing agents and Members, certain minimum standards relating to their management and control, solvency and various other requirements.
Sirius Group participates in the Lloyd's market through the 100% ownership of Sirius International Corporate Member Ltd., a Lloyd's corporate member, which in turn provides underwriting capacity to Syndicate 1945. Sirius Group has its own Lloyd's managing agent, Sirius International Managing Agency, which manages Syndicate 1945. Lloyd's approved net capacity for 2020 is £91.0 million, or approximately $120.0 million (based on the December 31, 2019 GBP to USD exchange rate). Stamp capacity is a measure of the amount of net premium (premiums written less acquisition costs) that a syndicate is authorized by Lloyd's to write.
U.S.
Sirius America and the insurance subsidiaries of Sirius Global Solutions are subject to regulation and supervision by the National Association of Insurance Commissioners ("NAIC") and the department of insurance in the state of domicile. The NAIC uses risk-based capital ("RBC") standards for U.S. property and casualty insurers as a means of monitoring certain aspects affecting the overall financial condition of insurance companies. As of December 31, 2019, the available capital of Sirius Group's U.S. insurance and reinsurance operating subsidiaries exceeded their respective RBC requirements.
Sirius America's policyholders' surplus, as reported to regulatory authorities as of December 31, 2019 and 2018, was $522.1 million and $522.2 million. Sirius America's statutory net (loss) income for the years ended December 31, 2019, 2018, and 2017 was $(25.0) million, $(9.9) million, and $(6.4) million, respectively. The principal differences between Sirius America's statutory amounts and the amounts reported in accordance with GAAP include deferred acquisition costs, deferred taxes, gains recognized under retroactive reinsurance contracts, and market value adjustments for debt securities. The minimum policyholders' surplus necessary to satisfy Sirius America's regulatory requirements was $110.1 million as of December 31, 2019, which equals the authorized control level of the NAIC risk-based capital based on Sirius America's policyholders' surplus.
Oakwood Insurance Company ("Oakwood") policyholders' surplus, as reported to regulatory authorities as of December 31, 2019 and 2018 was $39.7 million and $40.5 million, respectively. Oakwood's statutory net (loss) income for the years ended December 31, 2019, 2018, and 2017 was $(1.0) million, $(1.1) million and $0.5 million, respectively. The minimum policyholders' surplus necessary to satisfy Oakwood's regulatory requirements was $4.1 million as of December 31, 2019, which equals the authorized control level of the NAIC risk-based capital. During 2017, Mount Beacon was merged into Oakwood.
Empire Insurance Company ("Empire") policyholders' surplus, as reported to regulatory authorities as of December 31, 2019 and 2018 was $10.8 million and $10.7 million, respectively. Empire's statutory net income (loss) for the years ended December 31, 2019, 2018, and 2017 was $0.2 million, $0.1 million and $(0.3) million, respectively. The minimum policyholders' surplus necessary to satisfy Empire's regulatory requirements was $8.9 million as of December 31, 2019, and the NAIC risk-based capital authorized control level was $0.7 million.
Cedar's policyholders' surplus, as reported to regulatory authorities as of each of the years ended December 31, 2019 and 2018 was $13.9 million. Cedar's statutory net income (loss) for the years ended December 31, 2019 and 2018 was $0.0 million and $(0.6) million, respectively. The minimum policyholders' surplus necessary to satisfy Cedar's regulatory requirements was $9.8 million as of December 31, 2019, and the NAIC risk-based capital authorized control level was $0.1 million.
Dividend Capacity
Sirius Group's top tier regulated insurance and reinsurance operating subsidiary is Sirius Bermuda. Sirius Bermuda's ability to pay dividends is limited under Bermuda law and regulations. Under the Insurance Act, Sirius Bermuda is restricted with respect to the payment of dividends. Sirius Bermuda is prohibited from declaring or paying in any financial year dividends of more than 25% of its total statutory capital and surplus (as shown on its previous financial year's statutory balance sheet) unless it files, at least seven days before payment of such dividends, with the BMA an affidavit stating that it will continue to meet the required margins following the declaration of those dividends. As of December 31, 2019, Sirius Bermuda can pay approximately $523.8 million to its parent company, Sirius International Group, Ltd., during 2020. Sirius Bermuda indirectly owns Sirius International, Sirius America, and Sirius Group's other insurance and reinsurance operating companies, each of which are limited in their ability to pay dividends by the insurance laws of their relevant jurisdictions. CMIG International, which is approximately 82% owned by China Minsheng Investment Group Corp., Ltd. ("CMIG"), indirectly holds approximately 87% of the voting and dispositive control over the Sirius Group common shares as of December 31, 2019, through CMIG International's wholly-owned Bermuda holding company, CM Bermuda Ltd. ("CM Bermuda"). During 2019, CMIG made several public announcements relating to defaults and cross-defaults on certain bonds and other debt obligations issued by certain subsidiaries of CMIG (the "CMIG Defaults"), the failure and uncertainty of CMIG's subsidiaries to repay their debt obligations as they become due and the existence of certain asset freeze orders relating to the equity interests of CMIG in certain Chinese subsidiaries not within the chain of control of Sirius Group. On May 3, 2019, in connection with the CMIG Defaults, Sirius Bermuda and Sirius Group entered into a voluntary undertaking with the BMA to provide further comfort to the BMA as the group supervisor of Sirius Group and primary regulator of Sirius Bermuda, the designated insurer for group supervisory purposes regarding the potential risks to Sirius Group in connection with the CMIG Defaults. Pursuant to the voluntary undertaking, each of Sirius Group and Sirius Bermuda have agreed, until May 3, 2020, (a) to provide ten days prior written notice to the BMA prior to declaring any dividend or capital distribution, which notice shall include an affidavit confirming that the declaration and payment of such dividend would not be in breach of (i) the provisions of section 54 of the Companies Act 1981 in the case of Sirius Bermuda, (ii) the Minimum Liquidity Ratio as defined in the Insurance Act 1978 in the case of Sirius Bermuda; and (iii) the Target Capital Level of 120% of the Enhanced Capital Requirement as defined by the Bermuda Solvency Capital Requirement promulgated by the BMA for Sirius Group and Sirius Bermuda, and a summary description of the use proceeds from such declaration or dividend or capital distribution within Sirius Group or Sirius Bermuda; (b) not to enter into any guarantees, keepwells, loans or other financial arrangements between Sirius Group and CMIG, or provide any credit support with respect to any obligations of CMIG; and (c) not to enter into any related party transaction with CMIG. During 2019, Sirius Bermuda paid $80.0 million of dividends to its immediate parent.
Sirius International has the ability to pay dividends to its immediate parent subject to the availability of unrestricted equity, calculated in accordance with the Swedish Act on Annual Accounts in Insurance Companies and the Swedish Financial Supervisory Authority (the "SFSA"). Unrestricted equity is calculated on a consolidated group account basis and on a parent account basis. Differences between the two include but are not limited to accounting for goodwill, subsidiaries (with parent accounts stated at original foreign exchange rates), taxes and pensions. Sirius International's ability to pay dividends is limited to the "lower of" unrestricted equity as calculated within the group and parent accounts. As of December 31, 2019, Sirius International had $401.5 million (based on the December 31, 2019 SEK to USD exchange rate) of unrestricted equity on a parent account basis (the lower of the two approaches) available to pay dividends in 2020. The amount of dividends available to be paid by Sirius International in any given year is also subject to cash flow and earnings generated by Sirius International's business, the maintenance of adequate solvency capital ratios for Sirius International and the consolidated SIUK group, as well as to dividends received from its subsidiaries. Earnings generated by Sirius International's business that are allocated to the Safety Reserve are not available to pay dividends (see "Safety Reserve" below). During 2019, Sirius International did not declare a dividend and paid SEK 167.1 million (or $17.7 million on date of payment) of dividends declared prior to 2018.
Under the normal course of business, Sirius America has the ability to pay dividends to its immediate parent during any twelve-month period without the prior approval of regulatory authorities in an amount set by a formula based on the lesser of net investment income, as defined by statute, or 10% of statutory surplus, in both cases as most recently reported to regulatory authorities, subject to the availability of earned surplus and subject to dividends paid in prior periods. Based on this formula, Sirius America has dividend capacity as of December 31, 2019, without prior regulatory approval. As of December 31, 2019, Sirius America had $522.1 million of statutory surplus and $88.8 million of earned surplus. During 2019, Sirius America did not pay any dividends to its immediate parent.
During 2019 and 2018, the Company did not pay any dividends to its shareholders. As of December 31, 2019, Sirius Group had $42.9 million of net unrestricted cash, short-term investments, and fixed maturity investments outside of its regulated and unregulated insurance and reinsurance operating subsidiaries.
Capital Maintenance
Effective August 27, 2019, the capital maintenance agreement between Sirius International and Sirius America, which obligated Sirius International to make contributions to Sirius America's surplus in order for Sirius America to maintain surplus equal to at least 125% of the company action level risk-based capital as defined in the National Association of Insurance Commissioners' Property/Casualty Risk-Based Capital Report was terminated. Sirius International did not make any contributions to the surplus of Sirius America up to and including the termination date.
Safety Reserve
Subject to certain limitations under Swedish law, Sirius International is permitted to transfer pre-tax income amounts into a reserve referred to as a "Safety Reserve." Under local statutory requirements, an amount equal to the deferred tax liability on Sirius International's Safety Reserve is included in Solvency Capital. Access to the Safety Reserve is restricted to cover insurance and reinsurance losses and to cover a breach of the Solvency Capital Requirement. Access for any other purpose requires the approval of Swedish regulatory authorities. Similar to the approach taken by Swedish regulatory authorities, most major rating agencies generally include the balance of the Safety Reserve, without any provision for deferred taxes, in Sirius International's regulatory capital when assessing Sirius International and Sirius Group's financial strength.

As of December 31, 2019, Sirius International's Safety Reserve amounted to SEK 10.2 billion, or $1.1 billion (based on the December 31, 2019 SEK to USD exchange rate). Under Swedish GAAP, an amount equal to the Safety Reserve, net of a related deferred tax liability established at the Swedish tax rate, is classified as common shareholders' equity. Generally, this deferred tax liability ($225.9 million based on the December 31, 2019 SEK to USD exchange rate) is only required to be paid by Sirius International if it fails to maintain prescribed levels of premium writings and loss reserves in future years. As a result of the indefinite deferral of these taxes, the related deferred tax liability is not taken into account by Swedish regulatory authorities for purposes of calculating Solvency Capital under Swedish insurance regulations.

Pursuant to tax legislation enacted in Sweden in June 2018, the tax rate applicable to Swedish corporations decreased to 21.4% effective as of January 1, 2019, and then will further reduce to 20.6% starting in 2021. The tax legislation also introduced an annual tax on the Safety Reserve effective as of January 1, 2019. This provision adds additional taxable income for the Company annually. The calculation applies the Government Borrowing Rate (with a floor rate of +0.5%) to the Safety Reserve balance at the beginning of the year. At the current year tax rate of 21.4% the additional tax expense for 2019 is SEK 11.4 million, or $1.2 million (based on the December 31, 2019 SEK to USD exchange rate).

Further, the enacted legislation also included a new provision treating an amount equal to 6% of the Safety Reserve balance as of January 1, 2021, as additional taxable income in tax year 2021 only, subject to tax at the applicable 20.6% rate. Based on this provision and Sirius International's Safety Reserve balance as of December 31, 2019, Sirius International has recorded an additional deferred tax liability as of December 31, 2019 in the amount of SEK 131.2 million, or $13.5 million (based on the December 31, 2019 SEK to USD exchange rate).